[letterhead]
State Street Research Investment Services, Inc.
One Financial Center
Boston, Massachusetts 02111

March 3, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re:   State Street Research Financial Trust
      Securities Act of 1933 Registration No. 33-10327
      Investment Company Act of 1940 File No. 811-4911
      CIK No. 0000806390

Ladies and Gentlemen:

         The undersigned, STATE STREET RESEARCH FINANCIAL TRUST, a Massachusetts business trust (the "Registrant"), does hereby certify as follows:

(1) That the forms of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended (the "Securities Act"), would not have differed from that contained in the most recent amendment to the registration statement of the Registrant (Post-Effective Amendment No. 33 under the Securities Act; Amendment No. 34 under the Investment Company Act of 1940, as amended) for the State Street Research Government Income Fund, State Street Research Strategic Income Plus Fund and State Street Research International Equity Fund series of the Registrant; and

(2) That the text of the most recent amendment to the Registrant's registration statement has been filed electronically (EDGAR accession number 0000950146-00-000213).


STATE STREET RESEARCH
FINANCIAL TRUST

By:   /s/  Darman A. Wing
      -------------------
      Darman A. Wing
      Assistant Secretary